Investment Objectives and Goals	Sep. 25, 2026
ARBITRAGE FUND | ARBITRAGE FUND
Prospectus [Line Items]
Risk/Return [Heading]	ARBITRAGE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve capital growth by engaging in merger arbitrage.
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND
Prospectus [Line Items]
Risk/Return [Heading]	WATER ISLAND EVENT-DRIVEN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve capital growth.
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	WATER ISLAND CREDIT OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and capital growth.
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]
Risk/Return [Heading]	ALTSHARES MERGER ARBITRAGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

AltShares Merger Arbitrage ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the “Underlying Index”).

ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF
Prospectus [Line Items]
Risk/Return [Heading]	ALTSHARES EVENT-DRIVEN ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AltShares Event-Driven ETF (the “Fund”) seeks to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.